Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,502,000
Previously Paid Amount	0.00
Total Fee Amount	739.67
Total Offset Amount	0.00
Net Fee	739.67
Narrative - Max Aggregate Offering Price	$ 8,502,000
Final Prospectus	true